Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 1		$ (4,238,490)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 2		(1,332,996)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 3		(239,680)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 4		0
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 5		(4,478,170)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 6		(1,332,996)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 7		31,418,517
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 8		20,363,483
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 9		(0.14)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 10		(0.07)
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 11		6,775,446
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 12		4,047,506
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 13		9,651,379
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 14		666,667
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 15		16,426,825
Summary Of Significant Accounting Policies Schedule Of Earnings Per Share, Basic And Diluted 16		4,714,173
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 1	(30,267,233)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 2	(2,680,720)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 3	0
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 4	(239,680)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 5	(30,267,233)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 6	(2,920,400)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 7	35,042,574
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 8	30,021,276
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 9	(0.86)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 10	(0.10)
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 11	136,922,946
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 12	5,776,946
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 13	99,864,427
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 14	1,925,928
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 15	236,787,373
Basis Of Presentation Schedule Of Earnings Per Share, Basic And Diluted 16	$ 7,702,874